Impairments (Tables)	12 Months Ended
Dec. 31, 2024
Impairments
Schedule of impairment

	Loans in
	the form
	of interest-	Loans to
	bearing	credit	Loans to the
Skr mn	securities	institutions	public	Off-balance	Total
2024
Expected credit losses, stage 1	17	2	83	14	116
Expected credit losses, stage 2	0	—	-45	21	-24
Expected credit losses, stage 3	147	—	-329	4	-178
Established credit losses	-113	—	-288	-3	-404
Reserves applied to cover established credit losses	113	—	280	—	393
Recovered credit losses	—	—	4	—	4
Net credit losses	164	2	-295	36	-93
2023
Expected credit losses, stage 1	1	1	-34	-4	-36
Expected credit losses, stage 2	3	0	-22	-21	-40
Expected credit losses, stage 3	-260	—	-252	-1	-513
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	4	—	4
Net credit losses	-256	1	-304	-26	-585
2022
Expected credit losses, stage 1	-9	1	-26	-4	-38
Expected credit losses, stage 2	4	0	3	-1	6
Expected credit losses, stage 3	—	—	-15	0	-15
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	12	1	13
Net credit losses	-5	1	-26	-4	-34

Schedule of balances and reconciliation of changes in balances and loss allowances by stages

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	48,665	67	—	48,732	50,148	80	1,282	51,510
Loans to credit institutions	10,328	—	—	10,328	7,914	—	—	7,914
Loans to the public	187,005	30,611	7,255	224,871	181,830	34,836	7,970	224,636
Total, loans, before expected credit losses	245,998	30,678	7,255	283,931	239,892	34,916	9,252	284,060
Off balance, before expected credit losses
Guarantees	7,533	1,895	—	9,428	6,079	1,163	229	7,471
Committed undisbursed loans	36,455	15,809	4,623	56,887	32,292	18,211	4,472	54,975
Total, off balance, before expected credit losses	43,988	17,704	4,623	66,315	38,371	19,374	4,701	62,446
Total, before expected credit losses	289,986	48,382	11,878	350,246	278,263	54,290	13,953	346,506
of which guaranteed (percent)	61.9	94.2	94.3	67.3	62.9	92.8	87.7	68.6
Loss allowance, loans
Loans in the form of interest-bearing securities	-6	0	—	-6	-23	0	-260	-283
Loans to credit institutions	0	—	—	0	-3	—	—	-3
Loans to the public	-45	-86	-386	-517	-125	-40	-306	-471
Total, loss allowance, loans	-51	-86	-386	-523	-151	-40	-566	-757
Loss allowance, off balance[1]
Guarantees	0	0	—	0	0	0	-1	-1
Committed undisbursed loans	-3	0	0	-3	-16	-21	0	-37
Total, loss allowance, off balance	-3	0	0	-3	-16	-21	-1	-38
Total, loss allowance	-54	-86	-386	-526	-167	-61	-567	-795
Provision ratio (percent)	0.02	0.18	3.25	0.15	0.06	0.11	4.07	0.23
1	Recognized under provision in the Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	278,263	54,290	13,953	346,506	283,296	58,563	11,970	353,829
Increase due to origination and acquisition	84,871	4,042	345	89,258	93,373	25,709	1,323	120,405
Transfer to stage 1	3,296	-3,938	—	-642	2,108	-2,986	—	-878
Transfer to stage 2	-423	328	-94	-189	-3,852	3,142	—	-710
Transfer to stage 3	-90	-522	163	-449	-1,993	-1,159	2,962	-190
Decrease due to derecognition	-75,931	-5,818	-2,489	-84,238	-94,669	-28,979	-2,302	-125,950
Closing balance	289,986	48,382	11,878	350,246	278,263	54,290	13,953	346,506

Modified loans that did not lead to derecognition

For modified loans during 2024, amortized cost before modification amounted to Skr 1,040 million (2023: – ). Net modification gain/loss during 2024 amounted to Skr 95 million (2023: – ).

Loss allowance

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-167	-61	-567	-795	-130	-23	-70	-223
Increases due to origination and acquisition	-20	0	0	-20	-68	-33	-36	-137
Net remeasurement of loss allowance	99	128	-167	60	3	4	8	15
Transfer to stage 1	0	3	—	3	0	0	—	0
Transfer to stage 2	1	-210	20	-189	3	-25	—	-22
Transfer to stage 3	0	2	-97	-95	2	0	-493	-491
Decreases due to derecognition	35	56	64	155	24	14	8	46
Decrease in allowance account due to write-offs	—	—	393	393	—	—	—	—
Exchange-rate differences[1]	-2	-4	-32	-38	-1	2	16	17
Closing balance	-54	-86	-386	-526	-167	-61	-567	-795
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Summary of loan credit quality, before expected credit losses, allocated by stage

	December 31, 2024				December 31, 2023
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	—	—	—	—
AA+ to A-	40,548	—	—	40,548	31,934	—	—	31,934
BBB+ to BBB-	141,632	66	—	141,698	152,502	960	—	153,462
BB+ to BB-	45,239	27,237	—	72,476	40,413	26,267	—	66,680
B+ to B-	18,437	553	—	18,990	14,848	4,781	—	19,629
CCC to D	142	2,822	7,255	10,219	195	2,908	9,252	12,355
Total, before expected credit losses	245,998	30,678	7,255	283,931	239,892	34,916	9,252	284,060